6A. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases
Year	Amount
2016	$201
2017	98
Total	$299